Goodwill and Intangible Assets - Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 387,399	$ 4,129	₨ 325,014	₨ 316,002
Americas 1 [member]
Disclosure of information for cash-generating units [line items]
Goodwill	132,869		108,111
Americas 2 [member]
Disclosure of information for cash-generating units [line items]
Goodwill	122,472		106,529
Europe [member]
Disclosure of information for cash-generating units [line items]
Goodwill	96,381		81,955
Asia Pacific Middle East Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 35,677		₨ 28,419